Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jan. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2012